Operating Leases – Right-of-Use Assets (Details) - Schedule of Supplemental Disclosure Related to Operating Leases	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 4,177,500	$ 27,582
Weighted average remaining lease term of operating leases	1 year 11 months 1 day	1 year 11 months 1 day
Weighted average discount rate of operating leases	1.60%	1.60%